CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 295,937	$ 243,494
Accounts Receivable	4,415	1,224
Digital Asset	6,107	0
Due From Fvndit, Inc.	25,142	24,498
Total Current Assets	331,601	269,216
Equipment, Net	632	1,373
Other Assets	296,405	298,056
Total Assets	628,638	568,645
Current Liabilities:
Accounts Payable	4,502	1,077
Accrued Expenses	427,293	0
Deferred Revenues	0	613
Loan From Shareholder	125,000	0
Total Current Liabilities	556,795	1,690
Total Liabilities	556,795	1,690
Stockholders' Equity:
Preferred Stock, $0.0001 Par Value, 50,000,000 Shares Authorized; 40,000,000 Shares Issued And Outstanding	4,000	4,000
Common Stock, $0.0001 Par Value, 500,000,000 Shares Authorized; 70,404,086 And 68,984,086 Shares Issued And Outstanding As Of December 31, 2021 And 2020, Respectively	7,040	6,898
Additional Paid-in Capital	3,344,890	2,215,020
Accumulated Deficit	(3,284,087)	(1,658,963)
Total Stockholders' Equity	71,843	566,955
Total Liabilities And Stockholders' Equity	$ 628,638	$ 568,645